Fair Value Measurements (Details 2) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Fair Value Measurement [Member]
Assets:
Marketable securities	$ 48,584	$ 74,372
Foreign currency derivative contracts		45
Total financial assets	48,584	74,417
Liabilities:
Payment obligation related to acquisition		334
Foreign currency derivative contracts	111
Total liabilities	111	334
Level 1 [Member]
Assets:
Marketable securities
Foreign currency derivative contracts
Total financial assets
Liabilities:
Payment obligation related to acquisition
Foreign currency derivative contracts
Total liabilities
Level 2 [Member]
Assets:
Marketable securities	48,584	74,372
Foreign currency derivative contracts		45
Total financial assets	48,584	74,417
Liabilities:
Payment obligation related to acquisition
Foreign currency derivative contracts	111
Total liabilities	111
Level 3 [Member]
Assets:
Marketable securities
Foreign currency derivative contracts
Total financial assets
Liabilities:
Payment obligation related to acquisition		334
Foreign currency derivative contracts
Total liabilities	$ 0	$ 334